United States
Securities and Exchange Commission

Washington, DC 20549

Form N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05820

BROOKFIELD TOTAL RETURN FUND, INC.

(Exact name of registrant as specified in Charter)

BROOKFIELD PLACE, 250 VESEY STREET

NEW YORK, NY 10281-1023

(Address of principal executive officers) (Zip code)

KIM G. REDDING, PRESIDENT

BROOKFIELD PLACE

250 VESEY STREET

NEW YORK, NEW YORK 10281-1023

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-497-3746

Date of fiscal year end: 11/30

Date of reporting period: July 1, 2012 – June 30, 2013

ITEM 1.  PROXY VOTING RECORD

During the period covered by this report, the Registrant held no voting securities.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BROOKFIELD TOTAL RETURN FUND, INC.

By:	/s/ Kim G. Redding
Kim G. Redding, Director and President

Date: September 11, 2013